BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Bridge Financing (Details) - USD ($)		12 Months Ended
	Mar. 24, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Fair value adjustment to convertible notes payable			$ (1,250,000)
Interest paid			393,611
Bridge Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000,000,000,000
Debt instrument, aggregate purchase price	$ 3,800,000,000,000
Debt instrument, par, discount percentage (as a percent)	25.00%
Debt instrument, interest rate, stated percentage (as a percent)	15.00%
Bridge Notes, First Closing, March 25, 2021
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,000,000,000,000
Proceeds from convertible debt	1,500,000,000,000
Bridge Notes, Second Purchase, April 2021
Debt Instrument [Line Items]
Debt instrument, face amount	1,700,000,000,000
Proceeds from convertible debt	1,250,000,000,000
Bridge Notes, Third Purchase, May 2021
Debt Instrument [Line Items]
Debt instrument, face amount	1,300,000,000,000
Proceeds from convertible debt	$ 1,000,000,000,000
Convertible notes payable
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued		100,618
Interest expense		$ 0	$ 394,000